Summary of Assumptions to Determine Share-based Compensation Costs (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Expected dividend yield	[1]	0.00%	0.00%
Expected volatility	[2]	115.75%	115.80%
Risk-free annual interest rate	[3]	1.59%	1.23%
Expected life (years)	[4]	5 years 8 months 19 days	5 years 8 months 15 days
Weighted average share price		$ 8.88	$ 10.50
Weighted average exercise price		8.88	10.50
Weighted average grant date fair value		$ 7.47	$ 8.82

[1]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[2]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
[3]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
[4]	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.